Shareholder Fees	Jul. 18, 2025
MetLife Opportunistic High Yield Fund | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
MetLife Small Company Equity Fund | Institutional Shares [Default Label]
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
MetLife Small Company Equity Fund | Investor Shares [Default Label]
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)